Income Tax (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Income tax reconciliation description	The Company reduced its net domestic deferred tax asset balance by $8,370 due to the reduction in corporate tax rate from 34% to 21%.
State income tax rate		0.00%	0.00%
Deferred tax asset balance	$ 8,574
Reduction of corporate tax rate	21.00%	34.00%	34.00%
Accumulated deficit		$ (83,449)	$ (7,562)	$ (292,460)
Deferred tax valuation allowance due to uncertainty, percentage		100.00%
Change in valuation allowance		$ 22,424	$ 2,571
U.S Federal Income Tax [Member]
Income tax reconciliation description		The following is a reconciliation of the provision for income taxes at the U.S. federal income tax rates of 34%
U.S Federal and Delaware Income Tax [Member]
Accumulated deficit		$ 74,000
Income tax expire date		U.S. federal and Delaware income tax purposes available to offset future taxable income expiring on various dates through 2035.